Securities Available for Sale - Schedule of Fair Value and Gross Unrealized Losses of Entity's Investmen (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Available For Sale Securities [Line Items]
Investments with unrealized losses less than 12 months, fair value	$ 6,193	$ 24,419	$ 32,156
Investments with unrealized losses less than 12 months, unrealized losses	(25)	(135)	(796)
Investments with unrealized losses 12 months or greater, fair value	2,433	9,387	3,866
Investments with unrealized losses 12 months or greater, unrealized losses	(17)	(103)	(117)
Investments with unrealized losses, fair value	8,626	33,806	36,022
Investments with unrealized losses, unrealized losses	(42)	(238)	(913)
U.S. Government and Agency Securities
Schedule Of Available For Sale Securities [Line Items]
Investments with unrealized losses less than 12 months, fair value		997
Investments with unrealized losses less than 12 months, unrealized losses		(2)
Investments with unrealized losses, fair value		997
Investments with unrealized losses, unrealized losses		(2)
Municipal securities
Schedule Of Available For Sale Securities [Line Items]
Investments with unrealized losses less than 12 months, fair value	2,106	16,724	10,132
Investments with unrealized losses less than 12 months, unrealized losses	(5)	(100)	(126)
Investments with unrealized losses 12 months or greater, fair value	283	3,736	976
Investments with unrealized losses 12 months or greater, unrealized losses		(39)	(6)
Investments with unrealized losses, fair value	2,389	20,460	11,108
Investments with unrealized losses, unrealized losses	(5)	(139)	(132)
Mortgage-backed securities
Schedule Of Available For Sale Securities [Line Items]
Investments with unrealized losses less than 12 months, fair value	4,087	6,698	22,024
Investments with unrealized losses less than 12 months, unrealized losses	(20)	(33)	(670)
Investments with unrealized losses 12 months or greater, fair value	2,150	5,651	2,890
Investments with unrealized losses 12 months or greater, unrealized losses	(17)	(64)	(111)
Investments with unrealized losses, fair value	6,237	12,349	24,914
Investments with unrealized losses, unrealized losses	$ (37)	$ (97)	$ (781)